UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-22245
                                                    -----------

                      First Trust Exchange-Traded Fund III
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
        ----------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           --------------

                      Date of fiscal year end: October 31
                                               ----------

                    Date of reporting period: April 30, 2013
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund III

First Trust Preferred Securities and Income ETF


     Semi-Annual Report
       For the Period
     February 11, 2013
(Commencement of Operations)
   through April 30, 2013

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2013

Shareholder Letter...........................................................  1
Fund Performance Overview ...................................................  2
Understanding Your Fund Expenses.............................................  5
Portfolio of Investments.....................................................  6
Statement of Assets and Liabilities.......................................... 10
Statement of Operations...................................................... 11
Statement of Changes in Net Assets........................................... 12
Financial Highlights......................................................... 13
Notes to Financial Statements................................................ 14
Additional Information....................................................... 19
Risk Considerations.......................................................... 21

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and/or Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor") and their respective representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of the series of First Trust Exchange-Traded Fund III (the "Trust") described in this report for the First Trust Preferred Securities and Income ETF (hereinafter referred to as the "Fund") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and/or Sub-Advisor and their respective representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in the Fund. See "Risk Considerations" at the end of this report for a discussion of other risks of investing in the Fund.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about the Fund's portfolio and presents data and analysis that provide insight into the Fund's performance and investment approach.

The statistical information that follows may help you understand the Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor or Sub-Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in the Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 APRIL 30, 2013

Dear Shareholders:


I am pleased to present you with the semi-annual report for your investment in First Trust Preferred Securities and Income ETF (the "Fund"). This report gives detailed information about the Fund from its inception on February 11, 2013 through April 30, 2013. It contains the Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The last six months have been more positive for the U.S. markets. In fact, the S&P 500 Index, as measured on a total return basis, rose 14% during the last six months, and many economists and investors have felt positive about the current market environment. Of course, past performance can never be an indicator of future performance. First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust has always been a long-term investor and investment manager. After 23 years of delivering quality products to investors, we believe we have the perspective to weather different markets with our knowledgeable and seasoned research staff, our management and operations teams, along with the various products we offer. You may want to talk to your advisor about the other investments First Trust offers that could fit your financial goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals. I look forward to the next edition of your Fund's report.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees and
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FPE - FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

First Trust Preferred Securities and Income ETF's (the "Fund") investment objective is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities ("Preferred Securities") and income-producing debt securities ("Income Securities"). The Fund invests in securities that are traded over-the-counter or listed on an exchange. For purposes of the 80% test set forth above, securities of open-end funds, closed-end funds or other exchange-traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended, that invest primarily in Preferred Securities or Income Securities are deemed to be Preferred Securities or Income Securities.

Preferred Securities held by the Fund generally pay fixed or adjustable-rate distributions to investors and have preference over common stock in the payment of distributions and the liquidation of a company's assets, but are generally junior to all forms of the company's debt, including both senior and subordinated debt. Certain of the Preferred Securities may be issued by trusts or other special purpose entities created by companies specifically for the purpose of issuing such securities. Income Securities held by the Fund include corporate bonds, high yield securities, commonly referred to as "junk" bonds, and convertible securities. The broad category of corporate debt securities includes debt issued by U.S. and non-U.S. companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may carry fixed or floating rates of interest.

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------
                                                                CUMULATIVE
                                                               TOTAL RETURNS
                                                           Inception (2/11/2013)
                                                               to 4/30/2013

FUND PERFORMANCE
NAV                                                                3.20%
Market Price                                                       3.20%

INDEX PERFORMANCE
BofA Merrill Lynch Fixed Rate Preferred Securities Index           2.53%
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of the Fund. "Cumulative total returns" represent the total change in value of an investment over the periods indicated.

The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until after its inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in the Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the index. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund's past performance is no guarantee of future performance.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

FPE - FIRST TRUST PREFERRED SECURITIES AND INCOME ETF - (CONTINUED)

-----------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF APRIL 30, 2013
-----------------------------------------------------
                                          % OF TOTAL
SECTOR                                    INVESTMENTS
Financials                                   86.5%
Utilities                                     7.2
Telecommunication Services                    5.3
Industrials                                   1.0
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
CREDIT QUALITY AS OF APRIL 30, 2013
-----------------------------------------------------
                                          % OF TOTAL
CREDIT RATING(1)                          INVESTMENTS
AA-                                           1.1%
A                                             3.0
A-                                            6.2
BBB+                                         17.6
BBB                                          30.4
BBB-                                         20.6
BB+                                          10.1
BB                                            9.5
NR                                            1.5
                                            ------
     Total                                  100.0%
                                            ======

-----------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF APRIL 30, 2013
-----------------------------------------------------
                                          % OF TOTAL
SECURITY                                  INVESTMENTS
SCE Trust I                                   2.5%
Raymond James Financial, Inc.                 2.5
PNC Financial Services Group, Inc., Series P  2.3
PS Business Parks, Inc., Series T             2.3
Discover Financial Services, Series B         2.0
US Bancorp, Series F                          2.0
Senior Housing Properties Trust               2.0
Zions Bancorporation, Series C                2.0
Apollo Investment Corp.                       2.0
SunTrust Banks, Inc., Series E                2.0
                                            ------
     Total                                   21.6%
                                            ======


(1) The credit quality and ratings information presented above reflects the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor's Ratings Group, a division of the McGraw Hill Companies, Inc., Moody's Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. See the prospectus or summary prospectus for more complete descriptions of ratings and rating organizations. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) - (CONTINUED)
--------------------------------------------------------------------------------

FPE - FIRST TRUST PREFERRED SECURITIES AND INCOME ETF - (CONTINUED)

                  PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       FEBRUARY 11, 2013 - APRIL 30, 2013

            First Trust Preferred             BofA Merrill Lynch Fixed
          Securities and Income ETF       Rate Preferred Securities Index
2/11/13            $10,000                            $10,000
4/30/13             10,320                             10,253


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH APRIL 30, 2013

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 12, 2013 (commencement of trading) through April 30, 2013. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

--------------------------------------------------------------------------------
                  NUMBER OF DAYS BID/ASK MIDPOINT AT/ABOVE NAV
--------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 4/30/13             40              6              0            0

--------------------------------------------------------------------------------
                   NUMBER OF DAYS BID/ASK MIDPOINT BELOW NAV
--------------------------------------------------------------------------------
FOR THE PERIOD            0.00%-0.49%    0.50%-0.99%    1.00%-1.99%    >=2.00%
2/12/13 - 4/30/13              6              2              0            0

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
UNDERSTANDING YOUR FUND EXPENSES
APRIL 30, 2013 (UNAUDITED)

As a shareholder of First Trust Preferred Securities and Income ETF (the "Fund") you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (or since inception) and held through the six-month (or shorter) period ended April 30, 2013.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                               ANNUALIZED       EXPENSES PAID
                                                                                             EXPENSE RATIO      DURING THE PERIOD
                                                       BEGINNING              ENDING          BASED ON THE    FEBRUARY 11, 2013 (a)
                                                     ACCOUNT VALUE        ACCOUNT VALUE      NUMBER OF DAYS            TO
                                                 FEBRUARY 11, 2013 (a)    APRIL 30, 2013     IN THE PERIOD     APRIL 30, 2013 (b)
-----------------------------------------------------------------------------------------------------------------------------------
FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
Actual                                                $1,000.00             $1,032.00             0.85%                $1.87
Hypothetical (5% return before expenses)              $1,000.00             $1,020.58             0.85%                $4.26

(a)   Inception date.

(b) Actual expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (February 11, 2013 through April 30, 2013), multiplied by 79/365. Hypothetical expenses are assumed for the most recent half-year period.

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

PORTFOLIO OF INVESTMENTS
APRIL 30, 2013 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - 94.3%

             CAPITAL MARKETS - 14.9%
     20,319  Affiliated Managers Group, Inc...................................      6.38%       08/15/42   $    550,035
     14,331  Allied Capital Corp..............................................      6.88%       04/15/47        365,154
     42,044  Apollo Investment Corp...........................................      6.63%       10/15/42      1,070,440
     31,260  Ares Capital Corp................................................      5.88%       10/01/22        804,007
     20,683  Bank of New York Mellon Corp.....................................      5.20%         (a)           529,899
     19,693  Charles Schwab Corp., Series B ..................................      6.00%         (a)           531,120
     31,312  Goldman Sachs Group, Inc.........................................      5.95%         (a)           804,092
     39,700  Goldman Sachs Group, Inc.........................................      6.13%       11/01/60      1,063,563
     12,139  Goldman Sachs Group, Inc., Series D (b) .........................      4.00%         (a)           283,446
     11,983  Morgan Stanley, Series A (b) ....................................      4.00%         (a)           276,088
     47,723  Raymond James Financial, Inc.....................................      6.90%       03/15/42      1,328,608
     13,441  State Street Corp., Series C ....................................      5.25%         (a)           342,477
                                                                                                           ------------
                                                                                                              7,948,929
                                                                                                           ------------
             COMMERCIAL BANKS - 21.5%
     12,921  Banco Santander S.A., Series 6 (b) ..............................      4.00%         (a)           283,616
     14,259  Barclays Bank PLC, Series 2 .....................................      6.63%         (a)           363,034
     21,842  BB&T Corp., Series F ............................................      5.20%         (a)           548,671
     20,788  First Republic Bank .............................................      5.63%         (a)           524,481
     19,589  First Republic Bank, Series B ...................................      6.20%         (a)           524,202
      8,126  FirstMerit Corp., Series A ......................................      5.88%         (a)           206,482
      9,326  HSBC Holdings PLC, Series 2 .....................................      8.00%         (a)           268,869
     37,616  Lloyds Banking Group PLC ........................................      7.75%       07/15/50      1,048,734
     42,826  PNC Financial Services Group, Inc., Series P (c) ................      6.13%         (a)         1,229,106
     20,423  PNC Financial Services Group, Inc., Series Q ....................      5.38%         (a)           524,667
     41,002  Regions Financial Corp., Series A ...............................      6.38%         (a)         1,052,111
     28,134  Santander Finance Preferred S.A., Series 10 .....................     10.50%         (a)           776,217
     41,784  SunTrust Banks, Inc., Series E ..................................      5.88%         (a)         1,066,746
     36,001  US Bancorp, Series F (c) ........................................      6.50%         (a)         1,078,590
     15,526  Webster Financial Corp., Series E ...............................      6.40%         (a)           400,571
     20,683  Wells Fargo & Co.................................................      5.20%         (a)           530,105
     41,369  Zions Bancorporation, Series C ..................................      9.50%         (a)         1,072,284
                                                                                                           ------------
                                                                                                             11,498,486
                                                                                                           ------------
             CONSUMER FINANCE - 3.5%
     30,843  Capital One Financial Corp., Series B ...........................      6.00%         (a)           805,619
     40,846  Discover Financial Services, Series B ...........................      6.50%         (a)         1,084,053
                                                                                                           ------------
                                                                                                              1,889,672
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 3.4%
     17,882  ING Groep N.V....................................................      8.50%         (a)           470,297
     21,680  JPMorgan Chase & Co., Series O ..................................      5.50%         (a)           550,889
     13,806  KKR Financial Holdings LLC ......................................      8.38%       11/15/41        403,135
     15,474  KKR Financial Holdings LLC, Series A ............................      7.38%         (a)           410,061
                                                                                                           ------------
                                                                                                              1,834,382
                                                                                                           ------------

Page 6                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

APRIL 30, 2013 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

             DIVERSIFIED TELECOMMUNICATION SERVICES - 3.4%
     28,967  Qwest Corp.......................................................      7.00%       04/01/52   $    786,164
     38,606  Qwest Corp.......................................................      7.00%       07/01/52      1,049,311
                                                                                                           ------------
                                                                                                              1,835,475
                                                                                                           ------------
             ELECTRIC UTILITIES - 6.2%
     20,736  Duke Energy Corp.................................................      5.13%       01/15/73        528,976
     10,159  Entergy Louisiana LLC ...........................................      5.25%       07/01/52        265,048
     13,465  Entergy Mississippi, Inc.........................................      6.00%       05/01/51        356,957
     11,084  NextEra Energy Capital Holdings, Inc.............................      5.00%       01/15/73        274,772
     10,368  NextEra Energy Capital Holdings, Inc., Series I .................      5.13%       11/15/72        262,311
     10,420  PPL Capital Funding, Inc., Series B .............................      5.90%       04/30/73        273,421
     49,755  SCE Trust I .....................................................      5.63%         (a)         1,330,946
                                                                                                           ------------
                                                                                                              3,292,431
                                                                                                           ------------
             INSURANCE - 20.9%
     37,147  Aegon N.V........................................................      8.00%       02/15/42      1,060,547
     10,524  Aegon N.V., Series 1 (b) ........................................      4.00%         (a)           261,311
     30,686  Aflac, Inc.......................................................      5.50%       09/15/52        819,316
     29,488  American Financial Group, Inc....................................      7.00%       09/30/50        809,446
      9,702  American International Group, Inc., Series A4 (c) ...............      6.45%       06/15/77        247,498
     38,293  Arch Capital Group Ltd., Series C ...............................      6.75%         (a)         1,056,887
     10,000  Aspen Insurance Holdings Ltd. (c) ...............................      5.95%         (a)           255,000
     28,967  Aspen Insurance Holdings Ltd. (c) ...............................      7.40%         (a)           798,330
      1,220  Assured Guaranty Municipal Holdings, Inc.........................      5.60%       07/15/03         30,671
     36,417  Aviva PLC .......................................................      8.25%       12/01/41      1,048,081
     37,928  Endurance Specialty Holdings Ltd., Series A .....................      7.75%         (a)         1,056,295
     17,922  Hartford Financial Services Group, Inc. (c) .....................      7.88%       04/15/42        555,044
      9,899  Maiden Holdings Ltd., Series A ..................................      8.25%         (a)           263,313
      9,742  Maiden Holdings North America Ltd................................      8.25%       06/15/41        263,424
     28,186  PartnerRe Ltd., Series E ........................................      7.25%         (a)           804,710
     25,425  Prudential Financial, Inc........................................      5.75%       12/15/52        655,711
     23,862  Reinsurance Group of America, Inc. (c) ..........................      6.20%       09/15/42        659,784
     20,162  Torchmark Corp...................................................      5.88%       12/15/52        540,342
                                                                                                           ------------
                                                                                                             11,185,710
                                                                                                           ------------
             MACHINERY - 1.0%
     19,954  Stanley Black & Decker, Inc......................................      5.75%       07/25/52        530,178
                                                                                                           ------------
             MULTI-UTILITIES - 1.0%
     20,058  DTE Energy Co....................................................      5.25%       12/01/62        517,496
                                                                                                           ------------
             REAL ESTATE INVESTMENT TRUSTS - 16.6%
     31,572  CommonWealth REIT ...............................................      5.75%       08/01/42        787,090
     19,798  Digital Realty Trust, Inc., Series F ............................      6.63%         (a)           521,281
     20,631  EPR Properties, Series F ........................................      6.63%         (a)           523,821
     19,173  Health Care REIT, Inc., Series J ................................      6.50%         (a)           525,340


                       See Notes to Financial Statements                  Page 7

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

APRIL 30, 2013 (UNAUDITED)

                                                                                   STATED        STATED
  SHARES                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
$25 PAR PREFERRED SECURITIES - (CONTINUED)

             REAL ESTATE INVESTMENT TRUSTS - (CONTINUED)
      9,638  Hospitality Properties Trust, Series D ..........................      7.13%         (a)      $    259,262
     31,155  Kimco Realty Corp., Series K ....................................      5.63%         (a)           803,176
     29,176  National Retail Properties, Inc., Series D ......................      6.63%         (a)           792,420
     45,849  PS Business Parks, Inc., Series T ...............................      6.00%         (a)         1,198,951
     21,707  Public Storage, Series W ........................................      5.20%         (a)           549,838
     19,589  Regency Centers Corp., Series 6 .................................      6.63%         (a)           526,161
     42,096  Senior Housing Properties Trust .................................      5.63%       08/01/42      1,073,448
     30,322  Taubman Centers, Inc., Series J .................................      6.50%         (a)           791,101
      9,586  Vornado Realty Trust, Series J ..................................      6.88%         (a)           266,779
     10,211  Vornado Realty Trust, Series K ..................................      5.70%         (a)           264,159
                                                                                                           ------------
                                                                                                              8,882,827
                                                                                                           ------------
             WIRELESS TELECOMMUNICATION SERVICES - 1.9%
     24,122  Telephone & Data Systems, Inc....................................      6.88%       11/15/59        642,851
     13,644  Telephone & Data Systems, Inc....................................      5.88%       12/01/61        349,969
                                                                                                           ------------
                                                                                                                992,820
                                                                                                           ------------
             TOTAL $25 PAR PREFERRED SECURITIES ........................................................     50,408,406
             (Cost $49,742,222)                                                                            ------------

$100 PAR PREFERRED SECURITIES - 1.0%

             COMMERCIAL BANKS - 1.0%
      5,000  CoBank ACB (c) (d) ..............................................      6.25%         (a)           537,500
                                                                                                           ------------
             TOTAL $100 PAR PREFERRED SECURITIES ....................................................           537,500
             (Cost $537,000)                                                                               ------------

    PAR                                                                            STATED        STATED
  AMOUNT                                DESCRIPTION                                 RATE        MATURITY      VALUE
-----------  -----------------------------------------------------------------  -------------  ----------  ------------
CAPITAL PREFERRED SECURITIES - 4.2%

             COMMERCIAL BANKS - 1.1%
$   500,000  Wells Fargo & Co., Series K (c) .................................      7.98%         (a)           580,313
                                                                                                           ------------
             DIVERSIFIED FINANCIAL SERVICES - 2.0%
    500,000  Citigroup, Inc. (c) .............................................      5.95%         (a)           523,750
    500,000  JPMorgan Chase & Co., Series 1 (c) ..............................      7.90%         (a)           582,940
                                                                                                           ------------
                                                                                                              1,106,690
                                                                                                           ------------
             INDUSTRIAL CONGLOMERATES - 1.1%
    500,000  General Electric Capital Corp., Series A (c) ....................      7.13%         (a)           586,327
                                                                                                           ------------
             TOTAL CAPITAL PREFERRED SECURITIES ........................................................      2,273,330
             (Cost $2,266,908)                                                                             ------------

             TOTAL INVESTMENTS - 99.5% .................................................................     53,219,236
             (Cost $52,546,129) (e)

             NET OTHER ASSETS AND LIABILITIES - 0.5% ................................................           259,192
                                                                                                           ------------
             NET ASSETS - 100.0% ....................................................................      $ 53,478,428
                                                                                                           ============


Page 8                 See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

APRIL 30, 2013 (UNAUDITED)

(a)   Perpetual maturity.

(b) Floating rate security. The interest rate shown reflects the rate in effect at April 30, 2013.

(c) Fixed-to-floating rate security. The interest rate shown reflects the fixed rate in effect at April 30, 2013. At a predetermined date, the fixed rate will change to a floating rate.

(d) This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust's Board of Trustees, this security has been determined to be liquid by Stonebridge Advisors LLC, the Fund's sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At April 30, 2013, securities noted as such amounted to $537,500 or 1.01% of net assets.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of April 30, 2013, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $694,582 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $21,475.

-------------------------------------------------

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of April 30, 2013 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

                                                                                          LEVEL 2         LEVEL 3
                                                           TOTAL          LEVEL 1       SIGNIFICANT     SIGNIFICANT
                                                         VALUE AT         QUOTED         OBSERVABLE     UNOBSERVABLE
INVESTMENTS                                              4/30/2013        PRICES           INPUTS          INPUTS
---------------------------------------------------    -------------   -------------   --------------   ------------
$25 Par Preferred Securities*......................    $  50,408,406   $  50,408,406   $           --   $         --
$100 Par Preferred Securities*.....................          537,500         537,500               --             --
Capital Preferred Securities*......................        2,273,330              --        2,273,330             --
                                                       -------------   -------------   --------------   ------------
Total Investments..................................    $  53,219,236   $  50,945,906   $   2,273,330    $         --
                                                       =============   =============   ==============   ============

* See the Portfolio of Investments for industry breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at April 30, 2013.


                       See Notes to Financial Statements                  Page 9

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2013 (UNAUDITED)

ASSETS:
Investments, at value .....................................................   $   53,219,236
Cash ......................................................................          931,980
Receivables: ..............................................................
   Dividends ..............................................................          111,682
   Interest ...............................................................           33,623
                                                                              --------------
      Total Assets ........................................................       54,296,521
                                                                              --------------
LIABILITIES:
Payables:
   Investment securities purchased ........................................          787,000
   Investment advisory fees ...............................................           31,093
                                                                              --------------
      Total Liabilities ...................................................          818,093
                                                                              --------------
NET ASSETS                                                                    $   53,478,428
                                                                              ==============
NET ASSETS CONSIST OF:
Paid-in capital ...........................................................   $   52,730,704
Par value .................................................................           26,050
Accumulated net investment income (loss) ..................................           48,567
Net unrealized appreciation (depreciation) on investments .................          673,107
                                                                              --------------
NET ASSETS ................................................................   $   53,478,428
                                                                              ==============
NET ASSET VALUE, per share ................................................   $        20.53
                                                                              ==============
Number of shares outstanding (unlimited number of shares authorized, par
   value $0.01 per share) .................................................        2,605,000
                                                                              ==============
Investments, at cost ......................................................   $   52,546,129
                                                                              ==============


Page 10                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 11, 2013 (a) THROUGH APRIL 30, 2013 (UNAUDITED)

INVESTMENT INCOME:
Dividends .................................................................   $      304,180
Interest ..................................................................            5,603
                                                                              --------------
   Total investment income ................................................          309,783
                                                                              --------------

EXPENSES:
Investment advisory fees ..................................................           47,027
                                                                              --------------
   Total expenses .........................................................           47,027
                                                                              --------------
NET INVESTMENT INCOME (LOSS) ..............................................          262,756
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
   Net realized gain (loss) on investments ................................               --
   Net change in unrealized appreciation (depreciation) on investments ....          673,107
                                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ...................................          673,107
                                                                              --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS ........................................................   $      935,863
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

                       See Notes to Financial Statements                 Page 11

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD FEBRUARY 11, 2013 (a) THROUGH APRIL 30, 2013 (UNAUDITED)

OPERATIONS:
   Net investment income (loss) ...........................................   $      262,756
   Net realized gain (loss) ...............................................               --
   Net change in unrealized appreciation (depreciation) ...................          673,107
                                                                              --------------
   Net increase (decrease) in net assets resulting from operations ........          935,863
                                                                              --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ..................................................        (214,189)
                                                                              --------------
   Total distributions to shareholders ....................................        (214,189)
                                                                              --------------
SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold ..............................................       52,756,754
                                                                              --------------
   Net increase (decrease) in net assets resulting from shareholder
      transactions ........................................................       52,756,754
                                                                              --------------
   Total increase (decrease) in net assets ................................       53,478,428

NET ASSETS:
   Beginning of period ....................................................               --
                                                                              --------------
   End of period ..........................................................   $   53,478,428
                                                                              ==============
   Accumulated net investment income (loss) at end of period ..............   $       48,567
                                                                              ==============
CHANGES IN SHARES OUTSTANDING:
   Shares outstanding, beginning of period ................................               --
   Shares sold ............................................................        2,605,000
                                                                              --------------
   Shares outstanding, end of period ......................................        2,605,000
                                                                              ==============

(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.


Page 12                See Notes to Financial Statements

FIRST TRUST PREFERRED SECURITIES AND INCOME ETF

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                               FOR THE PERIOD
                                                               2/11/2013 (a)
                                                                  THROUGH
                                                                  4/30/2013
                                                                 (UNAUDITED)
                                                               --------------

Net asset value, beginning of period .........................   $    19.99
                                                                 ----------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .................................         0.14
Net realized and unrealized gain (loss) ......................         0.52
                                                                 ----------
Total from investment operations .............................         0.66
                                                                 ----------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income ........................................        (0.12)
                                                                 ----------
Net asset value, end of period ...............................   $    20.53
                                                                 ==========
TOTAL RETURN (b) .............................................         3.20%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .........................   $   53,478
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net assets ................         0.85% (c)
Ratio of net investment income (loss) to average net
   assets ....................................................         4.75% (c)
Portfolio turnover rate (d) ..................................           0%


(a) Inception date is consistent with the commencement of investment operations and is the date the initial creation units were established. First Trust Portfolios L.P. seeded the First Trust Preferred Securities and Income ETF on January 29, 2013 in order to provide initial capital required by SEC rules.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The return presented does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

                       See Notes to Financial Statements                 Page 13

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

                                1. ORGANIZATION

First Trust Exchange-Traded Fund III (the "Trust") is a non-diversified open-end management investment company organized as a Massachusetts business trust on January 9, 2008, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently offers shares of one fund, the First Trust Preferred Securities and Income ETF (the "Fund"), which is currently listed and traded on the NYSE Arca, Inc. under the ticker "FPE." Unlike conventional mutual funds, the Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit." Creation Units are issued and redeemed for securities in which the Fund invests or for cash or, in certain circumstances, both. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

The Fund is an actively managed exchange-traded fund. The investment objective of the Fund is to seek total return and to provide current income. Under normal market conditions, the Fund invests at least 80% of its net assets (including investment borrowings) in preferred securities and income-producing debt securities including corporate bonds, high yield securities and convertible securities. There can be no assurance that the Fund will achieve its investment objective. The Fund may not be appropriate for all investors.

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Portfolio Valuation

The Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

The Fund's investments are valued daily at market value, or in absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees, and in accordance with provisions of the 1940 Act. The Fund's securities will be valued as follows:

      Preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ(R) National Market LLC ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")), are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sales price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Trust's Board of Trustees, which may use the following valuation inputs when available:

      1)    benchmark yields;

      2)    reported trades;

      3)    broker/dealer quotes;

      4)    issuer spreads;

      5)    benchmark securities;

      6)    bids and offers; and

      7)    reference data including market research publications.

      Securities traded in an over-the-counter market are valued at their closing bid prices.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

All market quotations used in valuing the Fund's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Trust's Board of Trustees has designated First Trust Advisors L.P. ("First Trust" or the "Advisor") to use a fair value method to value the Fund's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

and foreign securities) that could materially affect the Fund's NAV, First Trust will use a fair value method to value the Fund's securities. The use of fair value pricing is governed by valuation procedures adopted by the Trust's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4) transactions in comparable securities; 5) price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund's investments as of April 30, 2013, is included with the Fund's Portfolio of Investments.

B. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from the Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year are not known until after the REIT's fiscal year end. The Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by the Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

C. Dividends and Distributions to Shareholders

Dividends from net investment income, if any, are declared and paid monthly, or as the Board of Trustees may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, will be distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Fund and have no impact on net assets or net asset value per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

D. Income Taxes

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal or state income taxes. However, due to the timing and amount of distributions, the Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Fund intends to utilize provisions of the federal income tax laws, which allow it to carry a realized capital loss forward indefinitely following the year of the loss and offset such loss against any future realized capital gains. The Fund is subject to certain limitations under U.S. tax rules on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

The Fund is subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. As of April 30, 2013, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund's financial statements for uncertain tax positions.

E. Expenses

Expenses, other than the investment advisory fee and other excluded expenses, are paid by First Trust (See Note 3).

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Fund, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for managing the Fund's business affairs and providing certain administrative services necessary for the management of the Fund.

The Fund and First Trust have retained Stonebridge Advisors LLC ("Stonebridge" or the "Sub-Advisor"), an affiliate of First Trust, serves as the Fund's sub-advisor and manages the Fund's portfolio subject to First Trust's supervision. Stonebridge is responsible for the selection and on-going monitoring of the securities in the Fund's investment portfolio. Pursuant to the Investment Management Agreement, First Trust will supervise Stonebridge and its management of the investment of the Fund's assets and will pay Stonebridge for its services as the Fund's Sub-Advisor. First Trust and Stonebridge are equally responsible for the Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding fee payments under the Investment Management Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a 12b-1 plan, if any, and extraordinary expenses. The Fund has agreed to pay First Trust an annual unitary management fee equal to 0.85% of its average daily net assets. Stonebridge receives a sub-advisory fee equal to 0.425% of the average daily net assets of the Fund less Stonebridge's share of the Fund's expenses. The Sub-Advisor's fee is paid by the Advisor out of the Advisor's management fee. First Trust also provides fund reporting services to the Fund for a flat annual fee in the amount of $9,250, which is covered under the annual unitary management fee.

The Fund has multiple service agreements with Brown Brothers Harriman & Co. ("BBH"). Under the servicing agreements, BBH performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BBH is responsible for custody of the Fund's assets. As fund accountant and administrator, BBH is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BBH is responsible for maintaining shareholder records for the Fund.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer of $125,000 per year and an annual per fund fee of $4,000 for each closed-end fund or other actively managed fund and $1,000 for each index fund in the First Trust Fund Complex. The fixed annual retainer is allocated pro rata among each fund in the First Trust Fund Complex based on net assets.

Additionally, the Lead Independent Trustee is paid $15,000 annually, the Chairman of the Audit Committee is paid $10,000 annually, and each of the Chairmen of the Nominating and Governance Committee and the Valuation Committee is paid $5,000 annually to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in connection with all meetings. The Lead Independent Trustee and each Committee Chairman will serve two-year terms until December 31, 2013, before rotating to serve as chairman of another committee or as Lead Independent Trustee. After December 31, 2013, the Lead Independent Trustee and Committee Chairman will rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.

                      4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2013, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, for the Fund was $4,021,215 and $0, respectively.

For the period ended April 30, 2013, the cost of in-kind purchases and proceeds from in-kind sales for the Fund was $48,528,006 and $0, respectively.

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of the Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund shares (per Creation Unit aggregations) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposit Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BBH, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as the Fund's portfolio is adjusted to conform to changes in the composition of the securities included in the Fund's portfolio and the countries in which the transaction settled. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When the Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BBH, as transfer agent, a redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in the Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee is currently $500. The Fund reserves the right to effect redemptions in cash. An Authorized Participant may request cash redemption in lieu of securities; however, the Fund may, in its discretion, reject any such request.

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Fund, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Fund, and pursuant to a contractual arrangement, will not pay 12b-1 fees any time before February 12, 2014.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

                               7. INDEMNIFICATION

The Trust, on behalf of the Fund, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events to the Fund through the date the financial statements were issued and has determined that there were the following subsequent events:

On May 20, 2013, the Fund declared a dividend of $0.0200 per share to Shareholders of record on May 23, 2013, payable May 31, 2013.

On June 20, 2013, the Fund declared a dividend of $0.1075 per share to Shareholders of record on June 25, 2013, payable June 28, 2013.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how the Fund voted proxies relating to portfolio investments during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website located at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q will be available (1) by calling (800) 988-5891; (2) on the Fund's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and (4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                               ADVISORY AGREEMENT

Board Considerations Regarding Approval of Investment Management Agreement and Investment Sub-Advisory Agreement

The Board of Trustees of the First Trust Exchange-Traded Fund III (the "Trust"), including the Independent Trustees, approved the Investment Management Agreement (the "Advisory Agreement") between the Trust, on behalf of the First Trust Preferred Securities and Income ETF (the "Fund"), and First Trust Advisors L.P. ("First Trust" or the "Advisor") and the Investment Sub-Advisory Agreement (the "Sub-Advisory Agreement" and together with the Advisory Agreement, the "Agreements") among the Trust, on behalf of the Fund, the Advisor and Stonebridge Advisors LLC (the "Sub-Advisor"), at a meeting held on September 17, 2012. The Board of Trustees determined that the Agreements are in the best interests of the Fund in light of the services, Fund expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreements, the Independent Trustees received a separate report from each of the Advisor and the Sub-Advisor in advance of the Board meeting. The reports, among other things, outlined the services to be provided by the Advisor and the Sub-Advisor to the Fund (including the relevant personnel responsible for these services and their experience); the proposed unitary fee structure for the Fund as compared to fees charged by investment advisors to other relevant exchange-traded funds ("ETFs"), including data on fees and expense ratios of other actively managed ETFs, and as compared to fees charged to other clients of the Advisor and Sub-Advisor with similar investment objectives, and to other funds (including ETFs) managed by First Trust; the estimated expenses to be incurred in providing services to the Fund and the potential for economies of scale, if any; financial data on the Advisor and the Sub-Advisor; fall-out benefits to First Trust, First Trust Portfolios L.P. and the Sub-Advisor; and a summary of Advisor's and the Sub-Advisor's compliance programs. The Independent Trustees also met separately with their independent legal counsel to discuss the information provided by the Advisor and the Sub-Advisor. The Board applied its business judgment to determine whether the arrangements between the Trust and the Advisor and among the Trust, the Advisor and the Sub-Advisor are reasonable business arrangements from the Fund's perspective as well as from the perspective of shareholders.

In evaluating whether to approve the Agreements, the Board considered the nature, extent and quality of services to be provided by the Advisor and the Sub-Advisor under the Agreements. With respect to the Advisory Agreement, the Board considered that First Trust employees provide management services to other ETFs and to other investment companies in the First Trust fund complex with diligence and care. The Board considered that, unlike most other ETFs to which First Trust currently provides management services, the Fund is not designed to track the performance of an index and the Fund will employ an advisor/sub-advisor management structure. The Board noted that First Trust will be responsible for the overall management and administration of the Fund, including the oversight of the Sub-Advisor. The Board also considered the efforts expended by First Trust in organizing the Trust and in arranging for other entities to provide services to the Fund, as well as the compliance program that had been developed by First Trust, noting that it includes a robust program for monitoring the Sub-Advisor's compliance with the 1940 Act and the Fund's investment objective and policies. With respect to the Sub-Advisory Agreement, the Board noted the background and experience of the Sub-Advisor's portfolio management team and the Sub-Advisor's investment style. The Board considered its familiarity with the Sub-Advisor, which sub-advises the First Trust Preferred Securities and Income Fund (the "Open-End Fund"), an open-end fund for which First Trust serves as investment manager. The Board considered the presentation to the Board at a prior meeting by a representative of the Sub-Advisor about the Sub-Advisor's proposed investment strategies for the Fund. Since the Fund had yet to

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

commence investment operations, the Board could not consider the historical investment performance of the Fund. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services to be provided to the Fund by the Advisor and the Sub-Advisor under the Agreements are expected to be satisfactory.

The Board reviewed information regarding the proposed unitary fee structure for the Fund. The Board noted that under the unitary fee arrangement, the Fund would pay First Trust a fee equal to an annual rate of 0.85% of its average daily net assets and that First Trust would pay the Sub-Advisor a sub-advisory fee equal to an annual rate of 0.425% of the Fund's average daily net assets from the fee it receives from the Fund. The Board also noted that the Advisor and Sub-Advisor agreed to be equally responsible for the Fund's expenses other than the investment advisory fee, including the cost of transfer agency, custody, fund administration, legal, audit and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, service fees and distribution fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board reviewed information provided by First Trust and Lipper Inc. ("Lipper") for the Fund on the advisory fees and expense ratios of other relevant ETFs, including other ETFs that charge a unitary fee, but also noted the limitations on the comparability of the Lipper group of ETFs and the First Trust group of ETFs with the Fund, including that only one of these ETFs is actively managed. The Board also considered information provided by First Trust on the advisory fees and expense ratios of all other actively managed ETFs brought to market through July 31, 2012, noting there are differences in investment strategies between the Fund and the other actively managed ETFs. The Board considered the total expense ratios (after fee waivers) of the Open-End Fund and other First Trust ETFs, including First Trust ETFs that pay a unitary fee. The Board noted that the proposed unitary fee for the Fund was lower than the total expense ratios (after fee waivers or expense reimbursements) for the Open-End Fund and discussed with First Trust the differences between the two products. With respect to other First Trust ETFs, the Board noted that the Fund's proposed unitary fee was higher than the total expense ratios (after fee waivers or expense reimbursements) and unitary fees of all the other First Trust ETFs currently in operation except for one, but none of the other First Trust ETFs with lower expense ratios (after fee waivers) and unitary fees are actively managed or employ an advisor/sub-advisor management structure. The Board also considered information provided by the Sub-Advisor as to the fees it charges to other similar clients. The Board noted the sub-advisory fee applicable to the Open-End Fund, and considered that the Sub-Advisor does not share in the expenses of the Open-End Fund. In light of the information considered and the nature, extent and quality of services expected to be provided under the Agreements, the Board determined that the proposed unitary fee for the Fund was fair and reasonable.

The Board considered that the proposed unitary fee for the Fund was not structured to pass the benefits of any economies of scale on to shareholders as the Fund's assets grow. The Trustees noted that any reduction in fixed costs associated with the management of the Fund would benefit the Advisor and Sub-Advisor, but that a unitary fee structure provides certainty in expenses for the Fund. The Board noted that First Trust has continued to invest in personnel and infrastructure for the First Trust fund complex. The Board took the costs to be borne by First Trust in connection with its services to be performed for the Fund under the Advisory Agreement into consideration and noted that First Trust was unable to estimate the profitability of the Advisory Agreement to First Trust. The Board also considered that the Sub-Advisor was unable to estimate the profitability of the Sub-Advisory Agreement to the Sub-Advisor, but the Board noted the Sub-Advisor's statement that it would likely be providing sub-advisory services to the Fund at a loss initially. The Board noted that the Sub-Advisor is an affiliate of the Advisor, and that the Advisor committed to provide any necessary financing for the Sub-Advisor. The Board noted the inherent limitations in analyzing profitability and concluded that the profitability analysis for the Advisor would be more relevant after the Fund commences operations. The Board considered that First Trust had identified as a fall-out benefit to First Trust and First Trust Portfolios L.P. their exposure to investors and brokers who, in the absence of the Fund, may have had no dealings with First Trust. The Board considered that First Trust will provide fund reporting services for the Fund pursuant to a separate Fund Reporting Services Agreement, which would be paid out of the unitary fee. The Board considered the fall-out benefits described by the Sub-Advisor that may be realized from its relationship with the Fund. The Board noted that neither the Advisor nor the Sub-Advisor maintained any soft-dollar arrangements.

Based on all the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreements are fair and reasonable and that the approval of the Agreements is in the best interests of the Fund. No single factor was determinative in the Board's analysis.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objective will be achieved.

CASH TRANSACTIONS RISK. The Fund may under certain circumstances effect a portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that effects its creations and redemption for in-kind securities. Because the Fund may effect a portion of redemptions for cash, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. A sale of shares may result in capital gains or losses, and may also result in higher brokerage costs.

CONCENTRATION RISK. A fund concentrated in a single industry or sector is likely to present more risks than a fund that is broadly diversified over several industries or sectors. Compared to the broad market, an individual industry or sector may be more strongly affected by changes in the economic climate, broad market shifts, moves in a particular dominant stock, or regulatory changes.

CREDIT RISK. Credit risk is the risk that an issuer of a security will be unable or unwilling to make dividend, interest and/or principal payments when due and the related risk that the value of a security may decline because of concerns about the issuer's ability to make such payments. Credit risk may be heightened if the Fund invests in "high yield" or "junk" debt; such securities, while generally offering higher yields than investment grade debt with similar maturities, involve greater risks, including the possibility of dividend or interest deferral, default or bankruptcy, and are regarded as predominantly speculative with respect to the issuer's capacity to pay dividends or interest and repay principal.

DEPOSITARY RECEIPTS RISK. Depositary receipts may be less liquid than the underlying securities in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert the securities into depositary receipts and vice versa. Such restrictions may cause the securities of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

FINANCIAL COMPANY RISK. Financial companies are especially subject to the adverse effects of economic recession, currency exchange rates, government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business.

HIGH YIELD SECURITIES RISK. High yield securities are subject to greater market fluctuations and risk of loss than securities with higher ratings. These securities are issued by companies that may have limited operating history, narrowly focused operations, and/or other impediments to the timely payment of periodic interest and principal at maturity. If the economy slows down or dips into recession, the issuers of high yield securities may not have sufficient resources to continue making timely payment of periodic interest and principal at maturity. The market for high yield securities is smaller and less liquid than that for investment grade securities. High yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

ILLIQUID SECURITIES RISK. Illiquid securities involve the risk that the securities will not be able to be sold at the time desired by the Fund or at prices approximately the value at which the Fund is carrying the securities on its books.

INCOME RISK. If interest rates fall, the income from the Fund's portfolio will decline as the Fund invests the proceeds from new share sales, or from matured or called debt securities, at interest rates that are below the portfolio's current earnings rate.

INTEREST RATE RISK. If interest rates rise, the prices of the fixed-rate instruments held by the Fund may fall.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the sub-advisor will apply investment techniques and risk analyses that may not have the desired result. There can be no guarantee that the Fund will meet its investment objective.

MARKET RISK. Market risk is the risk that a particular security owned by the Fund or shares of the Fund in general may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Overall securities values could decline generally or could underperform other investments.

NEW FUND RISK. The Fund currently has fewer assets than larger funds, and like other relatively new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period effected.

--------------------------------------------------------------------------------
RISK CONSIDERATIONS - (CONTINUED)
--------------------------------------------------------------------------------

                FIRST TRUST PREFERRED SECURITIES AND INCOME ETF
                           APRIL 30, 2013 (UNAUDITED)

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly concentrated in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in securities of non-U.S. issuers. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of exchanges in foreign countries.

PREFERRED SECURITIES RISK. Preferred Securities combine some of the characteristics of both common stocks and bonds. Preferred Securities are typically subordinated to bonds and other debt instruments in a company's capital structure, in terms of priority to corporate income, and therefore will be subject to greater credit risk than those debt instruments. Preferred Securities are also subject to credit risk, interest rate risk and income risk.

REIT RISK. Investing in REITs involves risks related to their structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self-liquidation of one or more holdings, the risk of a possible lack of mortgage funds and associated interest rate risks, overbuilding, property vacancies, increases in property taxes and operating expenses, changes in zoning laws, losses due to environmental damages, changes in neighborhood values and appeal to purchases, the possibility of failing to maintain exemptions from registration under the 1940 Act and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility. Fund shareholders indirectly pay REIT fees and expenses.

                      This page intentionally left blank.

                      This page intentionally left blank.

FIRST TRUST


First Trust Exchange-Traded Fund III


INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

INVESTMENT SUB-ADVISOR
Stonebridge Advisors, LLC
187 Danbury Road
Wilton, CT 06807

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
Brown Brothers Harriman & Co.
50 Milk Street
Boston, MA 02109

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

At the registrant's organizational meeting the registrant's Board of Trustees adopted a Nominating and Governance Committee Charter which includes procedures by which shareholders may recommend nominees to the registrant's board of trustees as described below:

      When a vacancy on the Board of Trustees of a First Trust Fund occurs and nominations are sought to fill such vacancy, the Nominating and Governance Committee may seek nominations from those sources it deems appropriate in its discretion, including shareholders of the Fund. A shareholder may recommend a person for nomination as a candidate at any time. If a recommendation is received with satisfactorily completed information (as set forth below) regarding a candidate during a time when a vacancy exists on the Board or during such other time as the Committee is accepting recommendations, the recommendation will be forwarded to the Chair of the Committee and the outside counsel to the independent trustees. Recommendations received at any other time will be kept on file until such time as the Committee is accepting recommendations, at which point they may be considered for nomination.

      To submit a recommendation for nomination as a candidate for a position on the Board of Trustees, shareholders of the Fund shall mail such recommendation to W. Scott Jardine, Secretary, at the Fund's address, 120 East Liberty Drive, Suite 400, Wheaton, Illinois 60187. Such recommendation shall include the following information: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person or persons to be nominated; (B) the class or series and number of all shares of the Registrant owned of record or beneficially by each such person or persons, as reported to such shareholder by such nominee(s); (C) any other information regarding each such person required by paragraphs (a), (d),
      (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the "Exchange Act") (or any successor provision thereto); (D) any other information regarding the person or persons to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees or directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether such shareholder believes any nominee is or will be an "interested person" of the Registrant (as defined in the Investment Company Act of 1940) and, if not an "interested person," information regarding each nominee that will be sufficient for the Registrant to make such determination; and (ii) the written and signed consent of any person to be nominated to be named as a nominee and to serve as a trustee if elected. In addition, the trustees may require any proposed nominee to furnish such other information as they may reasonably require or deem necessary to determine the eligibility of such proposed nominee to serve as a trustee. The Committee will not consider new trustee candidates who are 72 years of age or older.

A copy of the Nominating and Governance Committee Charter is available on the Registrant's website at www.ftportfolios.com.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3
(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15
(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         First Trust Exchange-Traded Fund III
            -------------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 18, 2013
     -------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: June 18, 2013
     -------------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: June 18, 2013
     -------------------

* Print the name and title of each signing officer under his or her signature.